Capital Stock (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 29, 2019	Mar. 15, 2019	Jan. 10, 2019	Jul. 06, 2018	May 31, 2018	Mar. 17, 2017	Dec. 15, 2016	Dec. 31, 2018	Oct. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Nov. 30, 2017
Common stock, shares authorized										200,000,000	200,000,000	200,000,000
Common stock, par value										$ 0.001	$ 0.001	$ 0.001
Common stock issued										5,906,710	15,618,572	6,733,793
Number of common stock sold							475,681
Number of shares issued for services											5,000
Shares issued for services, value											$ 22,350
Acquisition stock issuances											$ 14,124,005
Number of common stock issued												24,000
Common stock issued for exercised warrants, shares											1,972,800
Common stock issued for exercised warrants											$ 4,767,625
Common stock issued for cashless warrant exercise, shares											10,495
Common stock issued for cashless warrant exercise
Common stock issued for convertible notes, shares	731,039										731,039
Common stock issued for convertible notes											$ 1,820,865
Common stock issued for payment of legal fees, shares											49,600
Common stock issued for payment of legal fees											$ 124,000	124,000
Number of common stock issued plan											702,500
Number of common stock issued plan, value										$ 482,432	$ 1,172,974	160,000
Number of warrant to purchase shares of common stock	365,523
Convertible promissory notes	$ 1,410,000											$ 1,575,000
Accrued interest payable	52,065										$ 22,196
Number of warrants outstanding											8,143,115
Until March 2020 [Member]
Exercise price of the warrants								$ 2.50
Number of warrant to purchase shares of common stock								349,060
April 2025 [Member]
Exercise price of the warrants								$ 1.65
Number of warrant to purchase shares of common stock								966,494
Five Years [Member]
Exercise price of the warrants								$ 2.00
Number of warrant to purchase shares of common stock								4,547,813
Until March 2024 [Member]
Exercise price of the warrants								$ 2.40
Number of warrant to purchase shares of common stock								2,279,748
Common Shares [Member]
Acquisition stock issuances, shares											6,450,002
Number of shares issued for services											5,000
Shares issued for services, value											$ 5
Acquisition stock issuances											$ 6,450
Common stock issued for exercised warrants, shares				1,972,800							1,972,800
Common stock issued for exercised warrants											$ 1,973
Common stock issued for cashless warrant exercise, shares											10,495
Common stock issued for cashless warrant exercise											$ 11
Common stock issued for convertible notes, shares											731,039
Common stock issued for convertible notes											$ 731
Common stock issued for payment of legal fees, shares												49,600
Common stock issued for payment of legal fees												$ 50
Warrants [Member]
Weighted average price										$ 2.42	$ 2.23	$ 2.23
Number of warrants to purchase of common stock were cancelled											2,974,800
Warrants [Member]
Common stock issued for exercised warrants, shares				1,972,800
Weighted average price				$ 2.42
Number of warrants to purchase of common stock were cancelled				2,974,800
2017 Equity Incentive Plan [Member]
Number of common stock issued for employee compensation			200,000
Number of common stock issued for employee compensation, value			$ 330,000
Number of common stock reserved and authorized			85,000										485,000
Number of common stock issued plan												200,000
Number of common stock issued plan, value												$ 250,000
SW Kenetics Inc [Member]
Acquisition stock issuances, shares											1,700,002
Acquisition stock issuances											$ 4,624,005
Jagemann Stamping Company's [Member]
Acquisition stock issuances, shares		4,750,000									4,750,000
Acquisition stock issuances											$ 9,500,000
Patents [Member]
Acquisition stock issuances, shares												600,000
Acquisition stock issuances												$ 750,000
Investors [Member]
Number of common stock sold										5,614,210	5,796,336	4,640,822
Number of common stock sold, value										$ 9,263,424	$ 10,903,930	$ 6,038,900
Employees [Member]
Number of common stock issued for employee compensation												120,000
Number of common stock issued for employee compensation, value												$ 160,000
Employees and Directors [Member]
Number of common stock issued for employee compensation										292,500
Number of common stock issued for employee compensation, value										$ 482,624
Employees and Board of Directors [Member]
Number of common stock issued for employee compensation											702,500
Number of common stock issued for employee compensation, value											$ 1,172,974
Shareholders [Member]
Value of common stock shares												$ 100,000
Paulson Investment Company [Member]
Common stock issued for convertible notes	$ 42,300
Debt instrument conversion rate	3.00%
Legal Advisory and Consulting Fees [Member]
Number of shares issued for services												544,600
Shares issued for services, value												$ 678,625
PRIVCO Agreement [Member]
Acquisition stock issuances, shares												604,371
Number of common stock issued						500,000
Licensing Agreements [Member] | Jeff Rann [Member]
Number of common stock issued												100,000
Placement Agreement [Member]
Unit price of offering								$ 2.00	$ 1.65
Exercise price of the warrants									$ 2.00
Warrant terms								5 years	5 years
Cash fee in percentage								12.00%	12.00%
Cash fee								$ 942,828		$ 1,137,211		$ 117,750
Number of warrant unissued as authorized										673,705		71,364
Fee payable in warrants shares								459,414
Placement Agreement [Member] | Maximum [Member] | June 28, 2019 [Member]
Proceeds from private placement											$ 3,546,000
Placement Agreement [Member] | Common Shares [Member]
Common stock issued										6,060,606
Value of common stock shares										$ 10,000,000
Number of common stock sold								3,828,450		5,614,210		594,702
Placement Agreement [Member] | Warrants [Member]
Number of common stock sold										2,807,105		297,351
Number of common stock sold, value										$ 9,263,424		$ 981,250
Number of warrant to purchase shares of common stock								1,914,225
Warrant to purchase shares of common stock value								$ 7,656,900
Placement Agreement [Member] | Warrants [Member]
Warrant terms									7 years
Cash fee in percentage									12.00%
Placement Agreement [Member] | Investors [Member]
Unit price of offering								$ 2.00
Exercise price of the warrants								$ 2.40
Warrant terms								5 years
Offering consisted units description								Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.40 per share.
Placement Agreement [Member] | Investors [Member] | Maximum [Member]
Proceeds from private placement								$ 13,000,000
Second Placement Agreement [Member]
Value of common stock shares										$ 3,500,000
Second Placement Agreement [Member] | Common Shares [Member]
Number of common stock sold											1,967,886
Cash fee											$ 389,644
Second Placement Agreement [Member] | Warrants [Member]
Number of common stock sold											983,943
Number of common stock sold, value											$ 3,247,030
Two Placement Agent Agreements [Member]
Number of warrant to purchase shares of common stock											236,145
Warrant issued											981,213
Private Offering [Member]
Number of warrant to purchase shares of common stock					4,947,600
Warrant purchase agreement terms					The warrants could be called when the average price of our common stock traded at $5.00 per share or higher, for a consecutive 30 day period. This call provision was met on May 21, 2018.
January 25, 2017 Offering [Member] | Warrant One [Member]
Exercise price of the warrants					$ 2.50
Number of warrant to purchase shares of common stock					4,947,100
January 25, 2017 Offering [Member] | Warrant Two [Member]
Exercise price of the warrants					$ 1.25
Number of warrant to purchase shares of common stock					67,500
January 25, 2017 Offering [Member] | Warrant Three [Member]
Exercise price of the warrants					$ 0.50
Number of warrant to purchase shares of common stock					90,000